Document and Entity Information	Feb. 15, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 15, 2022
Entity Registrant Name	RESIDEO TECHNOLOGIES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38635
Entity Tax Identification Number	82-5318796
Entity Address, Address Line One	16100 N 71st Street
Entity Address, Address Line Two	Suite 550
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85254
City Area Code	480
Local Phone Number	573-5340
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	REZI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001740332
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	901 E 6th Street
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78702